Revenue Recognition - Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 37,161	$ 35,872
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	21,349	21,057
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Contract with customer, liability	$ 15,812	$ 14,815